Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.6%
Aerojet Rocketdyne Holdings Inc.	10,558	$498,127
Aerovironment Inc.(a)(b)	5,980	604,578
BWX Technologies Inc.	14,424	828,370
Curtiss-Wright Corp.	4,600	544,180
Hexcel Corp.(a)	22,340	1,215,743
Kaman Corp.	3,652	161,966
Kratos Defense & Security Solutions Inc.(a)	32,990	897,328
Maxar Technologies Inc.	6,700	243,009
Mercury Systems Inc.(a)	14,930	985,380
National Presto Industries Inc.	586	56,537
PAE Inc.(a)	8,057	71,868
Spirit AeroSystems Holdings Inc., Class A	10,930	472,285
Virgin Galactic Holdings Inc.(a)	35,138	1,053,789
		7,633,160
Air Freight & Logistics — 0.2%
Air Transport Services Group Inc.(a)(b)	5,788	140,069
Echo Global Logistics Inc.(a)	3,415	105,626
Forward Air Corp.	3,348	296,097
Hub Group Inc., Class A(a)	4,299	284,938
		826,730
Airlines — 0.3%
Allegiant Travel Co.(a)	3,897	740,898
Frontier Group Holdings Inc.(a)	2,852	42,038
SkyWest Inc.(a)	7,311	296,022
Spirit Airlines Inc.(a)	15,019	405,213
Sun Country Airlines Holdings Inc.(a)	6,061	196,922
		1,681,093
Auto Components — 1.3%
Dorman Products Inc.(a)	7,557	764,391
Fox Factory Holding Corp.(a)	11,095	1,792,286
Gentherm Inc.(a)	8,784	728,457
Goodyear Tire & Rubber Co. (The)(a)	1	16
LCI Industries	3,741	545,513
Luminar Technologies Inc.(a)	52,981	974,850
Patrick Industries Inc.	3,479	287,470
Stoneridge Inc.(a)	3,461	100,196
Visteon Corp.(a)	7,438	848,304
XPEL Inc.(a)(b)	4,404	407,810
		6,449,293
Automobiles — 0.2%
Arcimoto Inc.(a)(b)	6,555	107,174
Winnebago Industries Inc.	4,759	342,030
Workhorse Group Inc.(a)(b)	28,141	324,747
		773,951
Banks — 3.5%
Allegiance Bancshares Inc.	3,307	120,606
Ameris Bancorp.	10,182	494,947
Atlantic Capital Bancshares Inc.(a)	3,729	89,496
Atlantic Union Bankshares Corp.	10,519	373,109
Banc of California Inc.	4,253	72,811
Bancorp. Inc. (The)(a)(b)	6,619	154,686
Byline Bancorp Inc.	3,828	94,207
Cadence BanCorp.	12,046	228,874
Camden National Corp.	1,863	83,406
Columbia Banking System Inc.	5,569	194,581
Community Bank System Inc.	5,961	427,046
ConnectOne Bancorp. Inc.	6,142	161,535
Security	Shares	Value

Banks (continued)
CrossFirst Bankshares Inc.(a)	9,560	$132,024
Eastern Bankshares Inc.	50,446	920,639
FB Financial Corp.	6,285	237,636
First BanCorp./Puerto Rico	10,588	128,432
First Bancshares Inc. (The)	4,014	154,820
First Financial Bankshares Inc.	38,280	1,869,595
First Foundation Inc.	4,556	107,385
German American Bancorp. Inc.	4,373	164,862
Glacier Bancorp. Inc.	15,003	773,555
Harborone Bancorp. Inc.	14,939	203,320
Heartland Financial USA Inc.	4,319	197,033
Hilltop Holdings Inc.	10,349	327,856
Home BancShares Inc./AR	25,191	533,545
Horizon Bancorp Inc./IN	4,219	70,499
Independent Bank Group Inc.	4,890	340,833
Lakeland Financial Corp.	3,394	226,957
Live Oak Bancshares Inc.	8,341	502,045
Metropolitan Bank Holding Corp.(a)	1,320	93,760
National Bank Holdings Corp., Class A	4,436	157,301
Nicolet Bankshares Inc.(a)(b)	1,090	78,905
Origin Bancorp Inc.	6,204	252,379
Peapack Gladstone Financial Corp.	2,941	94,730
Pinnacle Financial Partners Inc.	8,748	783,908
Popular Inc.	10,440	759,614
QCR Holdings Inc.	2,001	98,229
Renasant Corp.	5,907	207,808
Seacoast Banking Corp. of Florida	13,335	405,251
ServisFirst Bancshares Inc.	12,793	909,326
Silvergate Capital Corp., Class A(a)	5,526	568,073
South State Corp.	6,932	477,199
Southside Bancshares Inc.	3,993	143,908
Sterling Bancorp./DE.	25,874	561,725
Stock Yards Bancorp. Inc.	4,100	195,324
Tompkins Financial Corp.	1,925	147,744
Towne Bank/Portsmouth VA	9,610	286,474
Triumph Bancorp. Inc.(a)	6,022	461,647
UMB Financial Corp.	5,922	554,299
United Community Banks Inc./GA	9,352	269,431
Univest Financial Corp.	2,717	74,337
Veritex Holdings Inc.	4,098	137,488
Washington Trust Bancorp. Inc.	1,855	90,431
		17,195,631
Beverages — 0.3%
Celsius Holdings Inc.(a)(b)	8,738	599,689
Coca-Cola Consolidated Inc.	807	322,114
Duckhorn Portfolio Inc. (The)(a)(b)	5,383	118,264
MGP Ingredients Inc.	2,581	153,957
National Beverage Corp.	3,236	146,850
NewAge Inc.(a)(b)	36,376	69,478
		1,410,352
Biotechnology — 10.0%
4D Molecular Therapeutics Inc.(a)	2,319	57,674
Abeona Therapeutics Inc.(a)(b)	8,033	9,800
ACADIA Pharmaceuticals Inc.(a)	31,102	672,736
ADMA Biologics Inc.(a)(b)	33,757	52,323
Adverum Biotechnologies Inc.(a)	24,323	55,213
Agenus Inc.(a)	48,532	251,396
Agios Pharmaceuticals Inc.(a)(b)	13,593	653,687
Albireo Pharma Inc.(a)(b)	4,769	136,441

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aldeyra Therapeutics Inc.(a)	15,320	$136,348
Alector Inc.(a)	13,917	334,495
Alkermes PLC(a)(b)	42,697	1,104,571
Allakos Inc.(a)(b)	8,520	677,851
Allogene Therapeutics Inc.(a)(b)	8,769	192,480
Altimmune Inc.(a)	8,137	73,803
ALX Oncology Holdings Inc.(a)	1,485	86,962
Amicus Therapeutics Inc.(a)	70,761	657,370
AnaptysBio Inc.(a)	3,241	74,478
Anavex Life Sciences Corp.(a)	18,684	335,378
Anika Therapeutics Inc.(a)	3,841	154,139
Anixa Biosciences Inc.(a)	7,792	34,441
Apellis Pharmaceuticals Inc.(a)(b)	15,603	998,436
AquaBounty Technologies Inc.(a)(b)	14,961	74,057
Arbutus Biopharma Corp.(a)(b)	18,576	49,969
Arcus Biosciences Inc.(a)(b)	11,866	372,711
Ardelyx Inc.(a)(b)	19,387	33,733
Arena Pharmaceuticals Inc.(a)(b)	7,268	449,598
Atara Biotherapeutics Inc.(a)	15,133	192,946
Athenex Inc.(a)(b)	19,570	73,779
Athersys Inc.(a)	35,482	57,836
Atossa Therapeutics Inc.(a)(b)	32,277	96,508
Avid Bioservices Inc.(a)	15,101	387,341
Avidity Biosciences Inc.(a)	4,400	84,964
Avita Medical Inc.(a)(b)	6,562	121,594
Avrobio Inc.(a)	5,411	39,825
Beam Therapeutics Inc.(a)	7,820	719,440
BioAtla Inc.(a)	1,354	55,500
BioCryst Pharmaceuticals Inc.(a)(b)	47,283	762,202
Blueprint Medicines Corp.(a)(b)	15,493	1,361,370
Bolt Biotherapeutics Inc.(a)	1,740	19,401
C4 Therapeutics Inc.(a)(b)	3,779	163,026
Cardiff Oncology Inc.(a)	3,363	17,891
CareDx Inc.(a)	13,862	1,164,962
CASI Pharmaceuticals Inc.(a)	22,889	26,551
Catalyst Biosciences Inc.(a)	8,118	33,040
Catalyst Pharmaceuticals Inc.(a)	11,442	66,821
Celldex Therapeutics Inc.(a)	10,535	460,906
CEL-SCI Corp.(a)(b)	5,351	42,969
Checkpoint Therapeutics Inc.(a)(b)	16,625	43,724
ChemoCentryx Inc.(a)(b)	13,134	194,121
Chimerix Inc.(a)	9,468	62,773
Clovis Oncology Inc.(a)(b)	26,743	129,169
Codiak Biosciences Inc.(a)(b)	2,335	40,395
Coherus Biosciences Inc.(a)(b)	9,598	125,254
Concert Pharmaceuticals Inc.(a)	8,237	27,429
Corbus Pharmaceuticals Holdings Inc.(a)	12,234	16,761
Crinetics Pharmaceuticals Inc.(a)	3,457	62,157
CTI BioPharma Corp.(a)	19,155	45,397
Cue Biopharma Inc.(a)	7,620	79,400
Curis Inc.(a)	21,635	164,210
Cytokinetics Inc.(a)	21,680	643,462
Deciphera Pharmaceuticals Inc.(a)	10,799	329,261
Denali Therapeutics Inc.(a)	21,597	1,102,095
Dermtech Inc.(a)(b)	6,465	217,612
Design Therapeutics Inc.(a)(b)	1,533	23,731
Dicerna Pharmaceuticals Inc.(a)	17,821	668,466
Dynavax Technologies Corp.(a)	26,602	248,463
Editas Medicine Inc.(a)(b)	17,957	751,680
Eiger BioPharmaceuticals Inc.(a)	8,916	70,971
Security	Shares	Value

Biotechnology (continued)
Emergent BioSolutions Inc.(a)	6,112	$402,781
Epizyme Inc.(a)(b)	24,511	162,508
Equillium Inc.(a)(b)	4,561	24,721
Evelo Biosciences Inc.(a)(b)	3,315	30,531
FibroGen Inc.(a)	11,616	151,008
Flexion Therapeutics Inc.(a)(b)	11,954	70,887
Fortress Biotech Inc.(a)	18,898	58,773
G1 Therapeutics Inc.(a)	3,718	64,359
Gain Therapeutics Inc.(a)	552	4,416
Genprex Inc.(a)	6,953	20,581
Geron Corp.(a)(b)	32,672	39,860
Global Blood Therapeutics Inc.(a)	9,045	247,200
Gritstone bio Inc.(a)	5,313	35,491
Halozyme Therapeutics Inc.(a)	35,548	1,469,199
Harpoon Therapeutics Inc.(a)	5,794	56,723
Heron Therapeutics Inc.(a)	24,381	301,349
Homology Medicines Inc.(a)	6,875	43,725
iBio Inc.(a)(b)	57,278	71,025
Ideaya Biosciences Inc.(a)	4,990	122,255
Immunic Inc.(a)	1,591	14,049
ImmunoGen Inc.(a)	53,298	299,002
Infinity Pharmaceuticals Inc.(a)	15,084	31,978
Inhibrx Inc.(a)	1,896	53,960
Inmune Bio Inc.(a)(b)	2,170	33,027
Inovio Pharmaceuticals Inc.(a)(b)	39,523	331,993
Insmed Inc.(a)(b)	30,001	738,025
Intellia Therapeutics Inc.(a)	16,683	2,366,484
Invitae Corp.(a)(b)	48,130	1,347,159
Ionis Pharmaceuticals Inc.(a)(b)	37,427	1,390,039
Iovance Biotherapeutics Inc.(a)	37,996	846,171
Ironwood Pharmaceuticals Inc.(a)(b)	15,015	199,249
IsoRay Inc.(a)	37,844	25,972
IVERIC bio Inc.(a)	22,215	191,715
Kadmon Holdings Inc.(a)(b)	21,249	79,896
KalVista Pharmaceuticals Inc.(a)	4,913	98,948
Karyopharm Therapeutics Inc.(a)	9,174	76,419
Kiniksa Pharmaceuticals Ltd., Class A(a)	3,298	50,558
Kodiak Sciences Inc.(a)	8,450	708,448
Krystal Biotech Inc.(a)	4,653	271,921
Kura Oncology Inc.(a)(b)	9,222	174,665
Kymera Therapeutics Inc.(a)	3,698	222,546
Lexicon Pharmaceuticals Inc.(a)	18,046	63,883
Ligand Pharmaceuticals Inc.(a)	4,432	503,076
Lineage Cell Therapeutics Inc.(a)	19,699	51,808
MacroGenics Inc.(a)	15,952	398,162
Madrigal Pharmaceuticals Inc.(a)(b)	1,533	133,862
Magenta Therapeutics Inc.(a)	2,866	20,406
MannKind Corp.(a)	66,153	271,227
Matinas BioPharma Holdings Inc.(a)	43,854	30,974
MediciNova Inc.(a)	10,917	39,629
MEI Pharma Inc.(a)	14,662	39,587
MeiraGTx Holdings PLC(a)	4,083	57,121
Mersana Therapeutics Inc.(a)	8,697	95,667
MiMedx Group Inc.(a)(b)	16,501	202,302
Molecular Templates Inc.(a)	10,627	74,389
Morphic Holding Inc.(a)	3,951	227,657
Mustang Bio Inc.(a)	18,617	53,803
NeuBase Therapeutics Inc.(a)(b)	7,407	26,073
Nurix Therapeutics Inc.(a)	1,937	59,543
Ocugen Inc.(a)(b)	26,122	175,279

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Oncocyte Corp.(a)	20,157	$103,607
Oncternal Therapeutics Inc.(a)	11,356	44,288
OPKO Health Inc.(a)(b)	60,635	208,584
Organogenesis Holdings Inc., Class A(a)	13,299	204,007
Palatin Technologies Inc.(a)(b)	33,352	17,010
PDS Biotechnology Corp.(a)	5,269	56,220
Precigen Inc.(a)	11,672	64,079
Precision BioSciences Inc.(a)(b)	12,272	121,002
Protagonist Therapeutics Inc.(a)	10,744	531,076
Protalix BioTherapeutics Inc.(a)	8,606	12,995
Prothena Corp. PLC(a)(b)	3,807	190,731
PTC Therapeutics Inc.(a)(b)	18,566	711,635
Puma Biotechnology Inc.(a)	3,799	28,568
Radius Health Inc.(a)	12,457	188,474
Recursion Pharmaceuticals Inc., Class A(a)(b)	6,451	195,788
REGENXBIO Inc.(a)	5,557	179,602
REVOLUTION Medicines Inc.(a)	12,709	363,986
Rhythm Pharmaceuticals Inc.(a)	3,775	65,270
Rigel Pharmaceuticals Inc.(a)	45,333	181,332
Rocket Pharmaceuticals Inc.(a)	7,109	254,644
Rubius Therapeutics Inc.(a)(b)	5,415	116,368
Sage Therapeutics Inc.(a)(b)	7,531	329,331
Sangamo Therapeutics Inc.(a)	21,505	206,018
Sarepta Therapeutics Inc.(a)(b)	21,130	1,432,191
Scholar Rock Holding Corp.(a)	5,864	183,250
Selecta Biosciences Inc.(a)	24,683	85,403
Seres Therapeutics Inc.(a)	10,611	75,338
Sesen Bio Inc.(a)(b)	46,201	172,330
Shattuck Labs Inc.(a)	1,782	39,275
Sigilon Therapeutics Inc.(a)(b)	1,792	9,032
Solid Biosciences Inc.(a)	16,040	44,752
Sorrento Therapeutics Inc.(a)(b)	64,380	528,560
Spero Therapeutics Inc.(a)	6,578	87,751
SQZ Biotechnologies Co.(a)(b)	2,047	24,769
Stoke Therapeutics Inc.(a)	5,353	153,256
Surface Oncology Inc.(a)	6,276	37,719
Sutro Biopharma Inc.(a)	4,465	76,039
Syndax Pharmaceuticals Inc.(a)	5,756	83,922
Syros Pharmaceuticals Inc.(a)(b)	14,837	68,547
T2 Biosystems Inc.(a)(b)	34,946	35,994
TG Therapeutics Inc.(a)(b)	30,834	1,078,882
Tonix Pharmaceuticals Holding Corp.(a)	53,538	38,333
Translate Bio Inc.(a)	18,623	514,740
Travere Therapeutics Inc.(a)	14,608	200,860
Trevena Inc.(a)(b)	42,888	57,041
Twist Bioscience Corp.(a)	11,189	1,376,806
Tyme Technologies Inc.(a)	25,619	29,206
uniQure NV(a)	10,271	297,962
Vanda Pharmaceuticals Inc.(a)	14,798	241,355
Vaxart Inc.(a)(b)	32,515	233,783
Veracyte Inc.(a)	17,917	798,381
Verastem Inc.(a)	17,842	57,630
Vericel Corp.(a)	12,357	654,180
Viking Therapeutics Inc.(a)(b)	10,028	61,672
Vir Biotechnology Inc.(a)(b)	17,608	627,725
VistaGen Therapeutics Inc.(a)	47,700	126,882
Voyager Therapeutics Inc.(a)(b)	3,933	12,389
vTv Therapeutics Inc., Class A(a)(b)	4,877	9,364
XBiotech Inc.	3,811	61,738
Xencor Inc.(a)	15,479	476,444
Security	Shares	Value

Biotechnology (continued)
XOMA Corp.(a)	2,938	$95,191
Y-mAbs Therapeutics Inc.(a)	7,187	237,890
ZIOPHARM Oncology Inc.(a)	57,214	129,876
		49,110,630
Building Products — 1.3%
AAON Inc.	10,788	670,474
American Woodmark Corp.(a)	1,959	145,456
Armstrong World Industries Inc.	9,154	990,280
Cornerstone Building Brands Inc.(a)	5,354	90,054
Gibraltar Industries Inc.(a)	8,700	649,716
Griffon Corp.	6,821	157,702
Insteel Industries Inc.	3,052	118,509
JELD-WEN Holding Inc.(a)(b)	8,339	220,817
Masonite International Corp.(a)	4,165	471,311
PGT Innovations Inc.(a)	9,666	218,258
Quanex Building Products Corp.	3,673	91,237
Resideo Technologies Inc.(a)	22,986	678,087
Simpson Manufacturing Co. Inc.	11,495	1,292,958
UFP Industries Inc.	11,026	818,791
		6,613,650
Capital Markets — 1.8%
Affiliated Managers Group Inc.	5,386	853,358
Artisan Partners Asset Management Inc., Class A	9,629	463,059
Assetmark Financial Holdings Inc.(a)	2,771	72,323
B. Riley Financial Inc.	2,827	190,992
BGC Partners Inc., Class A	40,350	215,873
BrightSphere Investment Group Inc.	10,001	249,925
Cohen & Steers Inc.	3,862	321,357
Cowen Inc., Class A	3,979	159,080
Evercore Inc., Class A	3,692	488,082
Focus Financial Partners Inc., Class A(a)	5,265	270,253
Freedom Holding Corp./NV(a)(b)	4,224	266,408
GCM Grosvenor Inc., Class A	8,825	87,897
Hamilton Lane Inc., Class A	8,597	799,521
Houlihan Lokey Inc.	6,893	614,166
Interactive Brokers Group Inc., Class A	21,551	1,333,145
Open Lending Corp., Class A(a)	25,690	976,220
Oppenheimer Holdings Inc., Class A, NVS	1,382	62,121
Piper Sandler Cos.	1,848	226,731
PJT Partners Inc., Class A	6,643	519,283
StepStone Group Inc., Class A	7,292	331,859
StoneX Group Inc.(a)	1,712	110,475
Virtus Investment Partners Inc.	1,326	366,148
WisdomTree Investments Inc.	14,901	92,088
		9,070,364
Chemicals — 2.2%
Amyris Inc.(a)(b)	49,575	722,803
Ashland Global Holdings Inc.	5,968	507,698
Avient Corp.	11,437	554,923
Balchem Corp.	8,573	1,156,412
Chase Corp.	1,101	128,300
Diversey Holdings Ltd.(a)	5,359	89,388
Element Solutions Inc.	32,180	752,690
GCP Applied Technologies Inc.(a)	7,081	164,633
Hawkins Inc.	2,331	84,639
HB Fuller Co.	7,333	473,858
Ingevity Corp.(a)	6,296	534,782
Innospec Inc.	2,286	202,197
Intrepid Potash Inc.(a)	1,745	52,874

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Koppers Holdings Inc.(a)(b)	2,011	$61,758
Kronos Worldwide Inc.	3,044	42,342
Livent Corp.(a)	42,352	826,288
Loop Industries Inc.(a)(b)	5,886	61,685
Olin Corp.	17,959	844,612
Quaker Chemical Corp.	3,503	881,845
Sensient Technologies Corp.	5,231	456,039
Stepan Co.	2,856	336,865
Tronox Holdings PLC, Class A	18,833	347,092
Valvoline Inc.	26,096	800,625
WR Grace & Co.	7,388	514,205
		10,598,553
Commercial Services & Supplies — 2.0%
ABM Industries Inc.	7,912	367,829
Aqua Metals Inc.(a)(b)	17,987	41,550
Brady Corp., Class A, NVS	4,999	273,345
BrightView Holdings Inc.(a)	3,348	53,669
Brink’s Co. (The)	7,248	557,806
Casella Waste Systems Inc., Class A(a)	12,590	865,940
Cimpress PLC(a)	3,053	312,169
Clean Harbors Inc.(a)	7,854	746,130
Covanta Holding Corp.	19,466	391,267
Driven Brands Holdings Inc.(a)	8,254	262,642
Harsco Corp.(a)	21,155	425,639
Healthcare Services Group Inc.	10,124	264,236
HNI Corp.	4,154	154,944
Montrose Environmental Group Inc.(a)	1,908	102,441
MSA Safety Inc.	9,659	1,588,712
SP Plus Corp.(a)(b)	2,917	95,648
Stericycle Inc.(a)	10,491	740,140
Tetra Tech Inc.	14,401	1,922,822
U.S. Ecology Inc.(a)	3,992	139,720
UniFirst Corp./MA	2,151	468,423
Viad Corp.(a)	3,907	179,136
		9,954,208
Communications Equipment — 1.1%
Aviat Networks Inc.(a)(b)	1,276	47,569
CalAmp Corp.(a)	5,836	70,791
Calix Inc.(a)	15,071	705,021
Cambium Networks Corp.(a)	1,485	65,414
Casa Systems Inc.(a)	9,289	69,760
Clearfield Inc.(a)	2,937	127,818
Digi International Inc.(a)(b)	5,997	124,018
EMCORE Corp.(a)	3,581	31,298
Extreme Networks Inc.(a)	20,712	228,039
Harmonic Inc.(a)	19,612	173,566
Infinera Corp.(a)	54,656	541,641
Inseego Corp.(a)(b)	17,834	154,977
Lumentum Holdings Inc.(a)	11,290	948,247
Ondas Holdings Inc.(a)(b)	4,418	35,035
Plantronics Inc.(a)	3,362	104,861
Resonant Inc.(a)(b)	13,090	39,925
Ribbon Communications Inc.(a)	10,404	71,892
ViaSat Inc.(a)(b)	18,137	900,321
Viavi Solutions Inc.(a)	60,185	1,004,488
Vislink Technologies Inc.(a)(b)	12,514	28,782
		5,473,463
Construction & Engineering — 1.3%
Ameresco Inc., Class A(a)	6,259	428,929
Security	Shares	Value

Construction & Engineering (continued)
API Group Corp.(a)(b)(c)	20,008	$458,583
Arcosa Inc.	6,373	348,986
Argan Inc.	1,364	61,312
Comfort Systems USA Inc.	9,693	724,552
Construction Partners Inc., Class A(a)(b)	9,535	320,185
Dycom Industries Inc.(a)	3,658	253,865
EMCOR Group Inc.	5,795	705,889
Granite Construction Inc.	5,361	205,970
IES Holdings Inc.(a)	3,522	191,632
Infrastructure and Energy Alternatives Inc.(a)	1,605	19,372
MYR Group Inc.(a)	2,428	232,190
NV5 Global Inc.(a)	2,093	198,835
Orbital Energy Group Inc.(a)(b)	9,170	31,270
Primoris Services Corp.	6,929	207,177
Valmont Industries Inc.	2,845	674,123
WillScot Mobile Mini Holdings Corp.(a)	53,485	1,535,554
		6,598,424
Construction Materials — 0.4%
Eagle Materials Inc.	4,934	697,273
Forterra Inc.(a)	3,713	87,590
Summit Materials Inc., Class A(a)	31,317	1,052,251
U.S. Concrete Inc.(a)	2,363	172,050
		2,009,164
Consumer Finance — 0.6%
Credit Acceptance Corp.(a)(b)	1,048	508,039
Encore Capital Group Inc.(a)	2,971	140,647
FirstCash Inc.	5,480	434,016
Green Dot Corp., Class A(a)	8,383	386,205
LendingClub Corp.(a)	16,233	396,085
LendingTree Inc.(a)	2,945	574,923
Nelnet Inc., Class A	3,269	246,156
PROG Holdings Inc.	6,152	269,273
		2,955,344
Containers & Packaging — 0.2%
Graphic Packaging Holding Co.	38,981	747,266
Myers Industries Inc.	5,032	106,577
Ranpak Holdings Corp.(a)	10,669	273,340
		1,127,183
Distributors — 0.0%
Funko Inc., Class A(a)(b)	6,115	114,106
Diversified Consumer Services — 0.9%
2U Inc.(a)(b)	19,683	854,242
American Public Education Inc.(a)	2,399	71,058
Carriage Services Inc.	1,991	74,026
Coursera Inc.(a)	4,282	152,397
frontdoor Inc.(a)	9,750	477,165
Grand Canyon Education Inc.(a)	6,776	625,899
Laureate Education Inc., Class A(a)	11,143	165,028
OneSpaWorld Holdings Ltd.(a)	14,684	145,078
Stride Inc.(a)	6,108	187,271
Terminix Global Holdings Inc.(a)	34,166	1,793,715
XpresSpa Group Inc.(a)(b)	14,276	23,127
		4,569,006
Diversified Financial Services — 0.1%
A-Mark Precious Metals Inc.	1,004	51,144
Cannae Holdings Inc.(a)	12,730	423,272
		474,416

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services — 0.8%
Anterix Inc.(a)	2,001	$116,698
Bandwidth Inc., Class A(a)(b)	6,001	778,090
Cogent Communications Holdings Inc.	8,181	634,928
Globalstar Inc.(a)(b)	176,139	243,072
IDT Corp., Class B(a)	1,888	94,022
Iridium Communications Inc.(a)	31,182	1,316,816
Liberty Latin America Ltd., Class A(a)	8,411	114,810
Liberty Latin America Ltd., Class C, NVS(a)(b)	27,241	376,743
Ooma Inc.(a)	5,715	106,013
ORBCOMM Inc.(a)	21,178	239,100
		4,020,292
Electric Utilities — 0.1%
PNM Resources Inc.	9,447	456,573
Electrical Equipment — 1.3%
Acuity Brands Inc.(b)	4,052	710,640
Advent Technologies Holdings Inc.(a)(b)	8,937	69,619
American Superconductor Corp.(a)(b)	6,591	92,604
Array Technologies Inc.(a)	28,792	389,844
Atkore Inc.(a)	5,622	422,268
Babcock & Wilcox Enterprises Inc.(a)	8,641	61,870
Beam Global(a)(b)	2,080	63,586
Bloom Energy Corp., Class A(a)(b)	32,123	700,281
Encore Wire Corp.	2,934	230,114
Energous Corp.(a)(b)	15,192	38,284
EnerSys	5,344	527,239
Flux Power Holdings Inc.(a)	1,645	16,335
FuelCell Energy Inc.(a)	85,868	543,544
Orion Energy Systems Inc.(a)	6,953	34,834
Polar Power Inc.(a)(b)	743	5,350
Powell Industries Inc.	1,267	36,857
Regal Beloit Corp.	3,758	553,290
Shoals Technologies Group Inc., Class A(a)(b)	24,614	716,021
Sunworks Inc.(a)	7,257	62,700
TPI Composites Inc.(a)	8,727	341,575
Vicor Corp.(a)	5,604	647,878
Westwater Resources Inc.(a)	4,532	17,358
		6,282,091
Electronic Equipment, Instruments & Components — 3.0%
908 Devices Inc.(a)	1,779	55,594
Advanced Energy Industries Inc.	10,201	1,058,354
Airgain Inc.(a)	2,652	48,399
Akoustis Technologies Inc.(a)(b)	11,282	109,210
Badger Meter Inc.	7,757	783,690
Benchmark Electronics Inc.	4,975	131,340
Coherent Inc.(a)	6,525	1,604,758
CTS Corp.	8,611	301,299
ePlus Inc.(a)	1,776	164,209
Fabrinet(a)	4,885	461,730
FARO Technologies Inc.(a)	4,828	351,913
II-VI Inc.(a)(b)	16,644	1,161,918
Intellicheck Inc.(a)(b)	4,356	39,204
Itron Inc.(a)	12,007	1,184,130
Littelfuse Inc.	6,467	1,720,157
Luna Innovations Inc.(a)	7,528	92,820
Methode Electronics Inc.	4,705	225,040
MicroVision Inc.(a)(b)	42,051	579,042
MICT Inc.(a)(b)	14,875	27,519
Napco Security Technologies Inc.(a)	2,991	105,732
National Instruments Corp.	14,686	647,799
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
nLight Inc.(a)	10,007	$347,143
Novanta Inc.(a)	9,290	1,304,409
PAR Technology Corp.(a)	6,368	388,766
Plexus Corp.(a)	4,491	405,627
Rogers Corp.(a)	4,963	945,948
Vishay Intertechnology Inc.	15,098	334,119
Vishay Precision Group Inc.(a)	1,413	51,334
Wrap Technologies Inc.(a)(b)	5,754	39,818
		14,671,021
Energy Equipment & Services — 0.5%
Aspen Aerogels Inc.(a)	3,524	132,679
Cactus Inc., Class A	14,524	523,445
ChampionX Corp.(a)(b)	32,271	749,978
Core Laboratories NV	12,310	410,662
DMC Global Inc.(a)(b)	4,975	217,756
Dril-Quip Inc.(a)	5,613	160,419
FTS International Inc., Class A(a)	1,474	28,802
ProPetro Holding Corp.(a)(b)	10,641	80,339
RPC Inc.(a)	7,005	29,421
Solaris Oilfield Infrastructure Inc., Class A	8,630	75,081
TETRA Technologies Inc.(a)(b)	16,105	49,764
		2,458,346
Entertainment — 0.7%
Cinedigm Corp., Class A(a)(b)	10,546	16,979
CuriosityStream Inc.(a)(b)	6,512	71,567
IMAX Corp.(a)	8,976	144,873
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	9,569	253,100
LiveXLive Media Inc.(a)(b)	13,689	48,459
Madison Square Garden Sports Corp.(a)	2,644	430,285
Skillz Inc., Class A(a)(b)	66,674	938,770
Warner Music Group Corp., Class A	24,845	938,892
World Wrestling Entertainment Inc., Class A	8,789	434,001
		3,276,926
Equity Real Estate Investment Trusts (REITs) — 5.7%
Agree Realty Corp.	8,332	626,150
Alexander & Baldwin Inc.	11,854	237,317
American Assets Trust Inc.	4,913	181,437
American Campus Communities Inc.	24,756	1,245,474
Apartment Investment & Management Co., Class A	17,120	119,155
Broadstone Net Lease Inc.	23,364	607,931
CareTrust REIT Inc.	11,012	265,609
CatchMark Timber Trust Inc., Class A	5,167	60,402
Columbia Property Trust Inc.	13,493	224,928
Community Healthcare Trust Inc.	6,278	312,833
CoreSite Realty Corp.	6,979	964,568
Corporate Office Properties Trust	17,112	503,777
CTO Realty Growth Inc.	1,745	98,052
Douglas Emmett Inc.	16,535	552,269
Easterly Government Properties Inc.	13,134	298,142
EastGroup Properties Inc.	10,632	1,873,571
Equity Commonwealth	13,141	345,477
Essential Properties Realty Trust Inc.	15,006	447,179
First Industrial Realty Trust Inc.	34,438	1,886,514
Four Corners Property Trust Inc.	10,388	298,239
Gladstone Commercial Corp.	5,559	128,858
Gladstone Land Corp.	4,590	107,039
Global Medical REIT Inc.	6,699	104,236
Healthcare Realty Trust Inc.	20,001	637,632
Healthcare Trust of America Inc., Class A	25,331	724,213

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hudson Pacific Properties Inc.	18,437	$502,593
Independence Realty Trust Inc.	12,279	236,739
Innovative Industrial Properties Inc.	6,333	1,361,532
Lexington Realty Trust	30,117	396,039
Life Storage Inc.	10,042	1,178,529
Monmouth Real Estate Investment Corp.	12,333	234,820
National Storage Affiliates Trust	10,450	566,076
NETSTREIT Corp.	6,814	176,823
NexPoint Residential Trust Inc.	2,676	157,750
Pebblebrook Hotel Trust(b)	17,926	403,156
Physicians Realty Trust	22,078	418,378
PotlatchDeltic Corp.	6,629	344,310
PS Business Parks Inc.	2,355	361,893
QTS Realty Trust Inc., Class A	18,304	1,422,404
Rayonier Inc.	15,514	585,033
Rexford Industrial Realty Inc.	35,521	2,185,252
Safehold Inc.(b)	3,727	336,623
Service Properties Trust.	18,557	206,539
Spirit Realty Capital Inc.	20,189	1,013,892
STAG Industrial Inc.	22,530	930,940
Terreno Realty Corp.	18,339	1,253,654
UMH Properties Inc.	6,298	146,617
Uniti Group Inc.	30,802	360,691
Universal Health Realty Income Trust	1,862	111,255
Urban Edge Properties	15,223	289,237
		28,031,777
Food & Staples Retailing — 0.4%
Andersons Inc. (The)	2,876	76,789
BJ’s Wholesale Club Holdings Inc.(a)	13,806	699,136
Grocery Outlet Holding Corp.(a)(b)	23,161	767,092
PriceSmart Inc.	2,367	212,415
		1,755,432
Food Products — 1.1%
Calavo Growers Inc.	2,259	127,272
Cal-Maine Foods Inc.	10,020	349,598
Hain Celestial Group Inc. (The)(a)	21,693	865,768
J&J Snack Foods Corp.	1,931	317,418
Laird Superfood Inc.(a)(b)	746	20,813
Lancaster Colony Corp.	5,154	1,019,822
Mission Produce Inc.(a)	1,177	22,798
Post Holdings Inc.(a)(b)	6,744	690,181
Sanderson Farms Inc.	5,313	992,681
Seaboard Corp.	26	106,860
Simply Good Foods Co. (The)(a)	22,396	839,402
Tootsie Roll Industries Inc.	2,047	70,396
Vital Farms Inc.(a)	4,133	71,956
		5,494,965
Gas Utilities — 0.1%
Chesapeake Utilities Corp.	2,587	322,314
Health Care Equipment & Supplies — 6.2%
Accelerate Diagnostics Inc.(a)(b)	8,002	59,695
Acutus Medical Inc.(a)	2,809	43,259
Alphatec Holdings Inc.(a)	16,090	237,167
AngioDynamics Inc.(a)	7,260	193,334
Asensus Surgical Inc.(a)	40,198	94,063
Aspira Women’s Health Inc.(a)	16,968	76,017
AtriCure Inc.(a)	12,112	1,022,979
Atrion Corp.	209	131,448
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Avanos Medical Inc.(a)	9,131	$346,430
Axogen Inc.(a)	9,428	192,048
Axonics Inc.(a)	9,174	623,373
BioLife Solutions Inc.(a)	8,376	392,834
Bioventus Inc., Class A(a)	1,035	16,136
Cardiovascular Systems Inc.(a)	5,725	230,660
Cerus Corp.(a)	45,223	227,924
ClearPoint Neuro Inc.(a)	3,952	87,853
Co-Diagnostics Inc.(a)(b)	3,855	38,974
CONMED Corp.	4,789	660,595
CryoLife Inc.(a)	4,645	125,415
CryoPort Inc.(a)(b)	12,140	749,281
Cutera Inc.(a)(b)	4,750	246,762
CytoSorbents Corp.(a)	4,557	34,679
DarioHealth Corp.(a)	3,690	54,760
Eargo Inc.(a)	2,764	99,504
Envista Holdings Corp.(a)	29,690	1,279,045
Establishment Labs Holdings Inc.(a)	5,733	454,570
Glaukos Corp.(a)	12,298	627,198
Globus Medical Inc., Class A(a)	20,599	1,713,219
Haemonetics Corp.(a)	8,000	486,320
Heska Corp.(a)	2,634	634,004
ICU Medical Inc.(a)	5,230	1,063,207
Inari Medical Inc.(a)	2,251	202,117
Inogen Inc.(a)	2,276	181,556
Integer Holdings Corp.(a)	5,230	511,965
Integra LifeSciences Holdings Corp.(a)(b)	18,736	1,356,299
Intersect ENT Inc.(a)	4,229	98,747
iRhythm Technologies Inc.(a)	7,792	398,327
Lantheus Holdings Inc.(a)(b)	17,978	470,484
LeMaitre Vascular Inc.	4,536	247,031
LivaNova PLC(a)	4,994	430,982
Meridian Bioscience Inc.(a)	6,550	134,275
Merit Medical Systems Inc.(a)	13,116	919,300
Mesa Laboratories Inc.	1,259	370,788
Natus Medical Inc.(a)	4,715	125,890
Neogen Corp.(a)	28,320	1,233,619
Neuronetics Inc.(a)(b)	2,699	35,789
Nevro Corp.(a)	9,226	1,430,030
NuVasive Inc.(a)	13,755	879,632
OraSure Technologies Inc.(a)	14,035	165,473
Ortho Clinical Diagnostics Holdings PLC(a)(b)	21,178	475,870
Orthofix Medical Inc.(a)	5,236	208,079
OrthoPediatrics Corp.(a)	3,588	225,470
Outset Medical Inc.(a)(b)	5,252	215,122
Pulmonx Corp.(a)(b)	2,776	110,096
Pulse Biosciences Inc.(a)(b)	1,782	36,531
Quotient Ltd.(a)	22,392	76,357
Repro-Med Systems Inc.(a)(b)	7,498	25,568
Retractable Technologies Inc.(a)	2,540	29,896
SeaSpine Holdings Corp.(a)	7,777	152,351
Senseonics Holdings Inc.(a)(b)	91,073	279,594
Shockwave Medical Inc.(a)	8,467	1,540,994
SI-BONE Inc.(a)	7,150	216,931
Sientra Inc.(a)	13,659	112,687
Silk Road Medical Inc.(a)(b)	9,058	454,530
SmileDirectClub Inc.(a)(b)	22,905	161,709
STAAR Surgical Co.(a)	12,472	1,595,418
Surgalign Holdings Inc.(a)	17,507	19,083
Surmodics Inc.(a)	3,642	200,711

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Tactile Systems Technology Inc.(a)	5,216	$255,480
Tandem Diabetes Care Inc.(a)	16,531	1,796,424
TransMedics Group Inc.(a)	6,538	186,464
Vapotherm Inc.(a)(b)	3,514	90,872
Varex Imaging Corp.(a)(b)	4,389	119,820
ViewRay Inc.(a)	32,237	214,054
Zynex Inc.(a)(b)	5,095	70,769
		30,305,937
Health Care Providers & Services — 2.6%
1Life Healthcare Inc.(a)	20,821	563,000
Accolade Inc.(a)	4,376	204,840
AdaptHealth Corp.(a)(b)	25,431	569,400
Addus HomeCare Corp.(a)	4,005	347,594
AMN Healthcare Services Inc.(a)(b)	6,593	662,992
Apollo Medical Holdings Inc.(a)(b)	1,904	168,256
Aveanna Healthcare Holdings Inc.(a)(b)	10,439	107,939
Biodesix Inc.(a)	1,040	9,766
Castle Biosciences Inc.(a)	4,942	345,199
CorVel Corp.(a)	2,426	341,629
Covetrus Inc.(a)	17,695	450,515
Ensign Group Inc. (The)	13,771	1,171,499
Fulgent Genetics Inc.(a)(b)	2,456	226,566
Hanger Inc.(a)	5,071	124,442
HealthEquity Inc.(a)(b)	22,109	1,635,624
InfuSystem Holdings Inc.(a)	4,514	82,380
Innovage Holding Corp.(a)	4,734	79,815
Joint Corp. (The)(a)	3,534	279,151
Magellan Health Inc.(a)	2,071	195,337
ModivCare Inc.(a)	1,786	303,620
National Research Corp.	3,543	186,999
Ontrak Inc.(a)	2,075	56,046
Option Care Health Inc.(a)	27,204	563,667
Owens & Minor Inc.	7,555	349,419
Pennant Group Inc. (The)(a)	6,826	233,586
PetIQ Inc.(a)	6,393	226,056
Privia Health Group Inc.(a)	5,362	222,523
Progyny Inc.(a)(b)	9,769	544,036
R1 RCM Inc.(a)	36,627	784,184
RadNet Inc.(a)	11,690	429,491
Select Medical Holdings Corp.	18,544	731,561
Sharps Compliance Corp.(a)	3,203	31,966
Signify Health Inc., Class A(a)(b)	6,230	163,974
Tivity Health Inc.(a)	5,120	128,410
U.S. Physical Therapy Inc.	3,464	409,306
Vivos Therapeutics Inc.	1,962	5,925
		12,936,713
Health Care Technology — 1.8%
American Well Corp., Class A(a)(b)	15,582	181,530
Certara Inc.(a)(b)	10,567	287,528
Change Healthcare Inc.(a)	26,078	566,153
GoodRx Holdings Inc., Class A(a)(b)	16,487	528,738
Health Catalyst Inc.(a)	8,872	515,108
HealthStream Inc.(a)	6,695	195,561
Icad Inc.(a)	5,892	86,377
Inovalon Holdings Inc., Class A(a)	20,651	782,260
Inspire Medical Systems Inc.(a)	7,234	1,324,979
Multiplan Corp.(a)(b)	28,414	228,733
NantHealth Inc.(a)	11,814	23,628
Omnicell Inc.(a)	11,474	1,680,941
Security	Shares	Value

Health Care Technology (continued)
OptimizeRx Corp.(a)	3,710	$205,052
Phreesia Inc.(a)(b)	9,791	669,215
Schrodinger Inc.(a)	9,726	658,158
Simulations Plus Inc.	4,040	190,648
Tabula Rasa HealthCare Inc.(a)	5,906	253,722
Vocera Communications Inc.(a)	9,104	382,004
		8,760,335
Hotels, Restaurants & Leisure — 2.7%
Accel Entertainment Inc.(a)	14,172	156,742
Bally’s Corp.(a)	5,734	282,400
BJ’s Restaurants Inc.(a)	3,798	154,123
BurgerFi International Inc.(a)(b)	2,714	30,478
Century Casinos Inc.(a)	7,213	80,858
Cheesecake Factory Inc. (The)(a)	6,196	280,431
Choice Hotels International Inc.	5,410	648,659
Chuy’s Holdings Inc.(a)	5,347	176,451
Cracker Barrel Old Country Store Inc.	2,663	362,647
Del Taco Restaurants Inc.	4,499	38,286
Denny’s Corp.(a)(b)	10,584	148,917
ESC Diamond Resorts Inc.(d)	11,686	0	(e)
Esports Entertainment Group Inc.(a)	3,694	32,950
Everi Holdings Inc.(a)	23,557	534,508
Fiesta Restaurant Group Inc.(a)	2,280	30,529
Full House Resorts Inc.(a)	3,999	33,072
GAN Ltd.(a)	3,596	55,019
Golden Nugget Online Gaming Inc.(a)(b)	10,291	117,935
Hilton Grand Vacations Inc.(a)	10,791	438,870
Hyatt Hotels Corp., Class A(a)	3,597	287,292
Jack in the Box Inc.	4,004	435,875
Lindblad Expeditions Holdings Inc.(a)	8,185	112,053
Marriott Vacations Worldwide Corp.(a)	5,299	780,914
Monarch Casino & Resort Inc.(a)	3,488	222,709
Papa John’s International Inc.	8,784	1,002,430
Planet Fitness Inc., Class A(a)	21,875	1,645,656
PlayAGS Inc.(a)	6,453	50,075
RCI Hospitality Holdings Inc.	2,176	136,566
Red Rock Resorts Inc., Class A(a)	17,322	682,487
Ruth’s Hospitality Group Inc.(a)	6,164	123,095
SeaWorld Entertainment Inc.(a)	13,707	649,849
Shake Shack Inc., Class A(a)	6,379	641,345
Wendy’s Co. (The)	31,209	724,361
Wingstop Inc.	7,874	1,348,895
Wyndham Hotels & Resorts Inc.	12,067	869,548
		13,316,025
Household Durables — 1.8%
Aterian Inc.(a)(b)	3,837	34,648
Bassett Furniture Industries Inc.	1,292	29,432
Casper Sleep Inc.(a)(b)	2,742	18,947
Cavco Industries Inc.(a)	2,215	520,525
Cricut Inc., Class A(a)	4,301	146,793
Dream Finders Homes Inc., Class A(a)(b)	1,222	28,289
Ethan Allen Interiors Inc.	2,179	51,795
Helen of Troy Ltd.(a)	3,280	732,719
Hovnanian Enterprises Inc., Class A(a)	482	50,316
Installed Building Products Inc.	6,013	721,560
iRobot Corp.(a)(b)	7,480	654,500
Koss Corp.(a)(b)	1,148	20,825
La-Z-Boy Inc.	4,212	141,439
Leggett & Platt Inc.	14,917	716,464

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
LGI Homes Inc.(a)	2,596	$443,656
Lovesac Co. (The)(a)(b)	2,884	175,059
M/I Homes Inc.(a)	2,494	161,387
Purple Innovation Inc., Class A(a)	16,212	427,024
Skyline Champion Corp.(a)(b)	13,637	769,127
Sonos Inc.(a)	26,207	874,790
TopBuild Corp.(a)(b)	8,789	1,781,442
Vizio Holding Corp., Class A(a)(b)	3,202	70,540
Vuzix Corp.(a)	14,908	220,638
		8,791,915
Household Products — 0.4%
Central Garden & Pet Co.(a)	1,105	53,360
Central Garden & Pet Co., Class A, NVS(a)	3,931	170,252
Energizer Holdings Inc.	7,469	320,047
Spectrum Brands Holdings Inc.	5,405	472,127
WD-40 Co.	3,642	884,969
		1,900,755
Independent Power and Renewable Electricity Producers — 0.4%
Clearway Energy Inc., Class A	4,846	130,600
Clearway Energy Inc., Class C	11,404	327,067
Ormat Technologies Inc.	11,922	831,440
Sunnova Energy International Inc.(a)(b)	17,006	647,928
		1,937,035
Industrial Conglomerates — 0.1%
Meta Materials Inc.(a)	8,859	31,006
Raven Industries Inc.	5,803	338,025
		369,031
Insurance — 2.0%
AMERISAFE Inc.	1,719	98,327
Assured Guaranty Ltd.	8,000	382,480
BRP Group Inc., Class A(a)	12,771	348,137
eHealth Inc.(a)	7,074	367,919
Enstar Group Ltd.(a)	1,526	392,213
GoHealth Inc., Class A(a)	14,449	127,151
Goosehead Insurance Inc., Class A	4,524	543,740
HCI Group Inc.	1,177	118,265
Kinsale Capital Group Inc.	5,817	1,039,178
Lemonade Inc.(a)(b)	4,798	417,714
Mercury General Corp.	3,044	185,167
Oscar Health Inc., Class A(a)(b)	10,510	177,934
Palomar Holdings Inc.(a)	5,891	479,704
Primerica Inc.	6,206	907,441
RLI Corp.	10,555	1,143,951
Root Inc./OH, Class A(a)	14,913	113,786
Selective Insurance Group Inc.	6,400	520,640
Selectquote Inc.(a)	11,883	211,517
Trupanion Inc.(a)(b)	9,086	1,045,072
United Fire Group Inc.	3,197	79,669
White Mountains Insurance Group Ltd.	826	934,677
		9,634,682
Interactive Media & Services — 0.9%
ANGI Inc.(a)(b)	22,032	253,588
Cargurus Inc.(a)	23,981	685,857
Eventbrite Inc., Class A(a)	9,984	177,416
EverQuote Inc., Class A(a)(b)	2,923	88,216
fuboTV Inc.(a)(b)	25,353	660,192
IZEA Worldwide Inc.(a)(b)	14,918	33,566
MediaAlpha Inc., Class A(a)	5,848	195,323
QuinStreet Inc.(a)	13,363	245,078
Security	Shares	Value

Interactive Media & Services (continued)
Takung Art Co. Ltd.(a)	1,036	$7,128
TripAdvisor Inc.(a)	12,074	458,208
TrueCar Inc.(a)	13,020	68,485
Yelp Inc.(a)	6,395	239,173
Zedge Inc., Class B(a)	2,834	43,530
ZoomInfo Technologies Inc., Class A(a)	27,307	1,467,751
		4,623,511
Internet & Direct Marketing Retail — 1.3%
1-800-Flowers.com Inc., Class A(a)(b)	6,872	209,596
CarParts.com Inc.(a)	9,557	168,299
Duluth Holdings Inc., Class B(a)(b)	2,105	31,512
Groupon Inc.(a)	3,309	120,348
Lands’ End Inc.(a)	2,537	97,243
Liquidity Services Inc.(a)	4,660	92,454
Overstock.com Inc.(a)(b)	11,460	798,074
PetMed Express Inc.	2,717	85,287
Poshmark Inc., Class A(a)	3,686	144,639
PubMatic Inc., Class A(a)	2,272	67,501
Quotient Technology Inc.(a)	21,214	230,384
RealReal Inc. (The)(a)	15,927	262,955
Remark Holdings Inc.(a)(b)	24,939	32,421
Revolve Group Inc., Class A(a)	9,540	664,079
Shutterstock Inc.	5,937	644,105
Stamps.com Inc.(a)	4,870	1,591,321
Stitch Fix Inc., Class A(a)	17,057	919,714
ThredUp Inc., Class A(a)	3,993	95,273
Waitr Holdings Inc.(a)(b)	15,298	26,160
		6,281,365
IT Services — 2.0%
BigCommerce Holdings Inc., Series 1(a)	3,238	209,693
Brightcove Inc.(a)	10,708	122,821
Cantaloupe Inc.(a)	15,391	159,143
Cass Information Systems Inc.	1,267	55,862
DigitalOcean Holdings Inc.(a)(b)	4,449	229,123
EVERTEC Inc.	8,869	387,575
Evo Payments Inc., Class A(a)(b)	12,440	363,248
ExlService Holdings Inc.(a)	5,321	602,444
Fastly Inc., Class A(a)(b)	22,914	1,101,476
GreenBox POS(a)(b)	4,701	41,510
Grid Dynamics Holdings Inc.(a)	6,708	141,203
Hackett Group Inc. (The)	2,742	49,137
I3 Verticals Inc., Class A(a)	5,760	183,859
International Money Express Inc.(a)	4,590	74,312
Limelight Networks Inc.(a)	20,986	58,971
LiveRamp Holdings Inc.(a)	18,211	728,622
Maximus Inc.	10,090	898,010
MoneyGram International Inc.(a)	7,334	75,834
Paya Holdings Inc., Class A(a)	14,631	168,110
Paysign Inc.(a)	5,106	13,582
Perficient Inc.(a)	5,791	546,033
Rackspace Technology Inc.(a)(b)	9,395	166,761
Repay Holdings Corp.(a)(b)	19,913	496,033
Shift4 Payments Inc., Class A(a)	10,337	921,957
SolarWinds Corp.	12,766	143,490
Switch Inc., Class A	23,910	493,981
Sykes Enterprises Inc.(a)	3,723	199,776
TTEC Holdings Inc.	4,851	506,929
Tucows Inc., Class A(a)(b)	2,518	195,800

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Verra Mobility Corp.(a)	25,083	$384,021
		9,719,316
Leisure Products — 0.4%
American Outdoor Brands Inc.(a)	2,352	63,457
AMMO Inc.(a)	20,513	138,873
Callaway Golf Co.(a)	30,929	979,831
Clarus Corp.	5,818	165,929
Genius Brands International Inc.(a)	74,658	117,213
Johnson Outdoors Inc., Class A	1,203	142,399
Malibu Boats Inc., Class A(a)	3,303	276,329
Nautilus Inc.(a)	3,639	52,584
		1,936,615
Life Sciences Tools & Services — 1.7%
Adaptive Biotechnologies Corp.(a)(b)	22,370	820,084
Berkeley Lights Inc.(a)	2,307	105,153
BioNano Genomics Inc.(a)(b)	74,157	439,751
ChromaDex Corp.(a)(b)	13,267	115,290
Codexis Inc.(a)	15,108	319,685
Fluidigm Corp.(a)	7,251	53,730
Maravai LifeSciences Holdings Inc., Class A(a)	10,093	443,789
Medpace Holdings Inc.(a)	7,371	1,296,854
NanoString Technologies Inc.(a)	11,968	741,298
NeoGenomics Inc.(a)(b)	31,294	1,442,654
Pacific Biosciences of California Inc.(a)	52,592	1,690,833
Personalis Inc.(a)	7,435	156,061
Quanterix Corp.(a)	7,269	386,347
Seer Inc., Class A(a)	3,427	109,458
		8,120,987
Machinery — 4.4%
AgEagle Aerial Systems Inc.(a)(b)	16,541	65,833
Agrify Corp.(a)(b)	3,387	64,692
Alamo Group Inc.	1,347	197,699
Albany International Corp., Class A	5,289	456,705
Altra Industrial Motion Corp.	8,863	555,533
Astec Industries Inc.	3,814	233,836
Barnes Group Inc.	4,791	242,760
Chart Industries Inc.(a)(b)	9,463	1,471,023
CIRCOR International Inc.(a)	1,791	55,234
Colfax Corp.(a)(b)	21,202	972,748
Columbus McKinnon Corp./NY	4,909	227,778
Desktop Metal Inc., Class A(a)	38,696	348,264
Douglas Dynamics Inc.	3,214	128,239
Energy Recovery Inc.(a)	11,015	232,967
Enerpac Tool Group Corp.	15,884	407,742
EnPro Industries Inc.	2,403	223,767
ESCO Technologies Inc.	6,899	651,059
Evoqua Water Technologies Corp.(a)	31,882	1,052,425
ExOne Co. (The)(a)	4,154	68,956
Federal Signal Corp.	9,457	374,592
Flowserve Corp.	17,860	751,727
Franklin Electric Co. Inc.	10,184	832,644
Gorman-Rupp Co. (The)	2,613	93,258
Greenbrier Companies Inc. (The)	3,667	156,948
Helios Technologies Inc.	8,106	655,370
Hillenbrand Inc.	10,577	479,138
Hydrofarm Holdings Group Inc.(a)	3,802	187,591
Hyster-Yale Materials Handling Inc.	918	65,765
Ideanomics Inc.(a)(b)	80,589	190,996
John Bean Technologies Corp.	5,988	877,721
Security	Shares	Value

Machinery (continued)
Kadant Inc.	1,852	$333,601
Lindsay Corp.	2,866	460,537
Luxfer Holdings PLC	3,245	67,658
Lydall Inc.(a)	2,288	140,026
Mueller Industries Inc.	7,201	312,523
Mueller Water Products Inc., Class A	26,038	385,883
Omega Flex Inc.	761	119,340
Proto Labs Inc.(a)(b)	7,368	576,104
RBC Bearings Inc.(a)	6,696	1,573,560
Rexnord Corp.	18,669	1,051,625
Shyft Group Inc. (The)	8,522	336,108
SPX Corp.(a)	6,028	401,826
SPX FLOW Inc.	11,274	926,159
Standex International Corp.	1,625	149,500
Tennant Co.	2,314	183,084
Terex Corp.	13,351	639,780
Titan International Inc.(a)	13,440	115,853
Trinity Industries Inc.	13,872	376,070
Wabash National Corp.	4,962	72,644
Watts Water Technologies Inc., Class A	4,231	637,866
Welbilt Inc.(a)	19,578	459,887
		21,642,644
Marine — 0.2%
Genco Shipping & Trading Ltd.	5,506	96,630
Kirby Corp.(a)	6,669	386,202
Matson Inc.	5,683	381,443
		864,275
Media — 1.0%
Advantage Solutions Inc.(a)	12,925	126,407
Boston Omaha Corp., Class A(a)(b)	4,485	146,704
Cardlytics Inc.(a)	8,710	1,097,112
EW Scripps Co. (The), Class A	7,881	150,369
Fluent Inc.(a)(b)	7,778	19,367
Gray Television Inc.	13,433	297,810
Iheartmedia Inc., Class A(a)	17,110	442,294
Loral Space & Communications Inc.	1,475	52,200
Magnite Inc.(a)	34,297	1,039,199
Nexstar Media Group Inc., Class A	6,548	963,014
Sinclair Broadcast Group Inc., Class A	7,231	204,565
TechTarget Inc.(a)	6,270	458,212
		4,997,253
Metals & Mining — 0.5%
Allegheny Technologies Inc.(a)(b)	18,074	371,059
Arconic Corp.(a)	8,428	302,902
Century Aluminum Co.(a)	9,042	131,652
Compass Minerals International Inc.	4,865	333,544
Comstock Mining Inc.(a)(b)	9,750	31,298
Gatos Silver Inc.(a)	5,938	80,994
Gold Resource Corp.	8,330	17,576
Hecla Mining Co.	64,800	433,512
Materion Corp.	3,482	248,476
MP Materials Corp.(a)(b)	17,554	660,382
		2,611,395
Mortgage Real Estate Investment — 0.2%
Broadmark Realty Capital Inc.	33,265	344,958
Ellington Financial Inc.	4,244	77,156
Hannon Armstrong Sustainable Infrastructure Capital Inc.	12,240	695,232
		1,117,346

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multiline Retail — 0.3%
Ollie’s Bargain Outlet Holdings Inc.(a)	15,094	$1,405,251
Oil, Gas & Consumable Fuels — 0.4%
Aemetis Inc.(a)	2,754	24,153
Altus Midstream Co., Class A	427	27,264
Brigham Minerals Inc., Class A	5,471	107,450
Centrus Energy Corp., Class A(a)(b)	1,370	31,770
Clean Energy Fuels Corp.(a)(b)	30,861	231,766
Contango Oil & Gas Co.(a)	36,394	139,025
Denbury Inc.(a)	13,348	877,097
Gevo Inc.(a)(b)	50,212	305,791
Tellurian Inc.(a)	38,915	146,710
Uranium Energy Corp.(a)(b)	61,911	134,347
		2,025,373
Paper & Forest Products — 0.0%
Glatfelter Corp.	5,153	78,480
Mercer International Inc.	5,059	58,836
		137,316
Personal Products — 0.4%
BellRing Brands Inc., Class A(a)	5,745	189,987
elf Beauty Inc.(a)	6,514	179,852
Inter Parfums Inc.	4,726	363,288
LifeMD Inc.(a)(b)	5,074	49,776
Medifast Inc.	3,132	894,217
USANA Health Sciences Inc.(a)	1,578	150,336
Veru Inc.(a)	16,104	110,634
		1,938,090
Pharmaceuticals — 1.7%
AcelRx Pharmaceuticals Inc.(a)	31,620	37,312
Aclaris Therapeutics Inc.(a)	11,492	171,576
Aerie Pharmaceuticals Inc.(a)(b)	7,836	123,652
Agile Therapeutics Inc.(a)	21,186	25,423
Amphastar Pharmaceuticals Inc.(a)	5,034	105,462
Ampio Pharmaceuticals Inc.(a)(b)	47,246	66,617
Angion Biomedica Corp.(a)(b)	1,254	13,330
Antares Pharma Inc.(a)(b)	41,031	180,536
Arvinas Inc.(a)	8,733	882,906
Axsome Therapeutics Inc.(a)(b)	7,099	344,940
Aytu BioPharma Inc.(a)(b)	3,205	12,724
BioDelivery Sciences International Inc.(a)	14,678	55,189
Cassava Sciences Inc.(a)	9,789	680,629
cbdMD Inc.(a)	5,341	13,780
Chiasma Inc.(a)	13,476	53,904
Citius Pharmaceuticals Inc.(a)(b)	31,644	59,807
Corcept Therapeutics Inc.(a)	27,922	579,940
CorMedix Inc.(a)	10,160	59,030
Cymabay Therapeutics Inc.(a)	10,119	39,869
Durect Corp.(a)	59,888	84,442
Eton Pharmaceuticals Inc.(a)	4,200	21,588
Evolus Inc.(a)	8,969	97,045
EyePoint Pharmaceuticals Inc.(a)(b)	4,923	40,467
Fulcrum Therapeutics Inc.(a)	2,675	19,554
Hepion Pharmaceuticals Inc.(a)(b)	10,073	15,512
Intra-Cellular Therapies Inc.(a)	13,738	471,626
Jaguar Health Inc.(a)(b)	33,096	46,334
Kala Pharmaceuticals Inc.(a)(b)	10,230	35,294
KemPharm Inc.(a)	7,651	77,199
Lannett Co. Inc.(a)(b)	4,641	21,534
Marinus Pharmaceuticals Inc.(a)	4,234	62,240
Security	Shares	Value

Pharmaceuticals (continued)
Nektar Therapeutics, Class A(a)	20,452	$322,937
NGM Biopharmaceuticals Inc.(a)	3,502	71,406
Novan Inc.(a)(b)	2,193	17,281
Ocular Therapeutix Inc.(a)(b)	20,242	222,864
Odonate Therapeutics Inc.(a)(b)	3,462	11,563
Omeros Corp.(a)(b)	16,474	238,873
Onconova Therapeutics Inc.(a)(b)	2,226	11,063
Optinose Inc.(a)(b)	7,190	20,420
Oramed Pharmaceuticals Inc.(a)(b)	7,023	99,656
Pacira BioSciences Inc.(a)(b)	11,718	690,776
Paratek Pharmaceuticals Inc.(a)(b)	5,203	27,056
Pliant Therapeutics Inc.(a)	1,107	22,361
Provention Bio Inc.(a)(b)	8,507	51,637
Reata Pharmaceuticals Inc., Class A(a)	5,075	635,948
Relmada Therapeutics Inc.(a)	1,938	50,388
Revance Therapeutics Inc.(a)	17,633	512,768
SCYNEXIS Inc.(a)(b)	4,909	34,216
Seelos Therapeutics Inc.(a)	13,180	29,655
SIGA Technologies Inc.(a)	5,024	32,003
Strongbridge Biopharma PLC(a)	13,297	31,780
TFF Pharmaceuticals Inc.(a)(b)	1,532	12,700
TherapeuticsMD Inc.(a)	89,049	89,049
Theravance Biopharma Inc.(a)	13,442	174,477
VYNE Therapeutics Inc.(a)(b)	13,913	37,565
WaVe Life Sciences Ltd.(a)	9,162	50,483
Xeris Pharmaceuticals Inc.(a)(b)	16,361	50,228
Zogenix Inc.(a)	14,833	240,443
		8,289,057
Professional Services — 2.2%
Acacia Research Corp.(a)	12,945	73,010
ASGN Inc.(a)	6,993	707,202
Barrett Business Services Inc.	796	58,275
CACI International Inc., Class A(a)(b)	2,389	637,767
CBIZ Inc.(a)	8,482	274,308
CRA International Inc.	1,211	103,819
Exponent Inc.	13,755	1,473,023
Forrester Research Inc.(a)	2,160	101,196
Franklin Covey Co.(a)	2,558	93,597
FTI Consulting Inc.(a)(b)	9,080	1,322,956
Heidrick & Struggles International Inc.	2,764	118,050
Huron Consulting Group Inc.(a)	2,821	138,596
ICF International Inc.	2,311	211,618
Insperity Inc.	9,622	953,059
Kelly Services Inc., Class A, NVS(a)	3,553	77,882
Kforce Inc.	3,492	218,006
Korn Ferry.	14,453	993,499
ManpowerGroup Inc.	6,080	720,966
Rekor Systems Inc.(a)	8,544	67,327
TriNet Group Inc.(a)	10,525	873,365
TrueBlue Inc.(a)(b)	4,433	120,533
Upwork Inc.(a)	24,514	1,269,580
Willdan Group Inc.(a)(b)	1,655	68,269
		10,675,903
Real Estate Management & Development — 0.7%
eXp World Holdings Inc.(a)	15,316	550,151
Fathom Holdings Inc.(a)(b)	1,164	29,449
Howard Hughes Corp. (The)(a)	5,966	553,108
Marcus & Millichap Inc.(a)	2,502	99,554
Redfin Corp.(a)	27,380	1,603,647

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
St Joe Co. (The)	8,324	$376,827
		3,212,736
Road & Rail — 0.6%
ArcBest Corp.	3,590	212,205
Daseke Inc.(a)	9,604	66,363
HyreCar Inc.(a)	4,527	79,132
Landstar System Inc.	6,201	973,557
Saia Inc.(a)	6,978	1,577,028
		2,908,285
Semiconductors & Semiconductor Equipment — 3.9%
ACM Research Inc., Class A(a)	2,705	251,186
Allegro MicroSystems Inc.(a)	11,026	302,223
Alpha & Omega Semiconductor Ltd.(a)	2,634	68,458
Ambarella Inc.(a)	9,644	949,837
Amkor Technology Inc.	13,511	332,911
Atomera Inc.(a)	5,148	90,862
Axcelis Technologies Inc.(a)	8,962	345,485
AXT Inc.(a)(b)	6,812	69,482
CEVA Inc.(a)	6,044	300,024
Cirrus Logic Inc.(a)	9,369	773,786
CMC Materials Inc.	4,554	658,691
Cohu Inc.(a)	12,944	458,347
CyberOptics Corp.(a)	1,936	90,702
Diodes Inc.(a)	4,919	403,358
DSP Group Inc.(a)	5,362	86,060
eMagin Corp.(a)(b)	17,051	49,959
FormFactor Inc.(a)	20,642	769,121
Ichor Holdings Ltd.(a)	4,875	251,404
Impinj Inc.(a)	6,028	277,288
Kopin Corp.(a)(b)	19,711	132,852
Kulicke & Soffa Industries Inc.	16,542	899,223
Lattice Semiconductor Corp.(a)	36,253	2,057,358
MACOM Technology Solutions Holdings Inc.(a)	12,414	766,192
Magnachip Semiconductor Corp.(a)(b)	12,361	256,862
MaxLinear Inc.(a)	18,131	874,458
NeoPhotonics Corp.(a)(b)	6,328	61,382
NVE Corp.	1,284	96,390
Onto Innovation Inc.(a)	8,494	595,259
PDF Solutions Inc.(a)	7,628	142,720
Pixelworks Inc.(a)	11,860	35,699
Power Integrations Inc.	16,023	1,554,071
Rambus Inc.(a)	11,066	261,822
Semtech Corp.(a)	17,183	1,063,799
Silicon Laboratories Inc.(a)	11,843	1,764,489
SiTime Corp.(a)	3,368	456,835
SMART Global Holdings Inc.(a)	2,013	94,289
SunPower Corp.(a)	21,619	535,503
Synaptics Inc.(a)(b)	4,647	705,972
Ultra Clean Holdings Inc.(a)	6,347	342,801
Veeco Instruments Inc.(a)	5,491	127,391
		19,354,551
Software — 10.7%
8x8 Inc.(a)	29,242	747,426
A10 Networks Inc.(a)	16,059	205,073
ACI Worldwide Inc.(a)	31,338	1,074,893
Agilysys Inc.(a)	5,498	305,469
Alarm.com Holdings Inc.(a)	12,028	1,000,970
Altair Engineering Inc., Class A(a)	11,962	834,469
Alteryx Inc., Class A(a)	15,588	1,206,511
Security	Shares	Value

Software (continued)
American Software Inc./GA, Class A	5,054	$111,188
Appfolio Inc., Class A(a)(b)	4,631	655,750
Appian Corp.(a)	10,425	1,213,783
Asana Inc., Class A(a)(b)	7,226	513,480
AudioEye Inc.(a)(b)	1,389	19,252
Blackbaud Inc.(a)	5,193	370,417
Blackline Inc.(a)	13,623	1,558,335
Bottomline Technologies DE Inc.(a)	10,518	424,506
Box Inc., Class A(a)(b)	37,073	886,786
C3.ai Inc., Class A(a)	4,399	221,490
CDK Global Inc.	13,015	624,590
Cerence Inc.(a)(b)	10,084	1,084,131
ChannelAdvisor Corp.(a)	5,533	128,864
Cleanspark Inc.(a)(b)	8,572	115,722
Cloudera Inc.(a)	35,178	558,275
CommVault Systems Inc.(a)	7,538	569,797
Cornerstone OnDemand Inc.(a)	16,326	782,668
Datto Holding Corp.(a)	6,050	157,845
Digimarc Corp.(a)(b)	3,780	108,486
Digital Turbine Inc.(a)	20,717	1,304,135
Dolby Laboratories Inc., Class A	17,422	1,691,676
Domo Inc., Class B(a)	7,585	669,983
Duck Creek Technologies Inc.(a)	8,742	384,036
eGain Corp.(a)	5,800	67,686
Envestnet Inc.(a)	13,490	1,014,853
Everbridge Inc.(a)(b)	9,956	1,405,986
FireEye Inc.(a)	63,406	1,280,801
Intelligent Systems Corp.(a)	1,594	53,861
InterDigital Inc.	8,241	543,000
j2 Global Inc.(a)	5,356	756,642
Jamf Holding Corp.(a)(b)	9,686	317,798
JFrog Ltd.(a)(b)	3,243	142,108
Kaleyra Inc.(a)	2,490	25,224
KnowBe4 Inc., Class A(a)(b)	2,869	60,851
LivePerson Inc.(a)(b)	16,950	1,079,546
Marathon Digital Holdings Inc.(a)(b)	24,602	679,753
McAfee Corp., Class A	5,502	148,939
Medallia Inc.(a)	22,719	769,493
MicroStrategy Inc., Class A(a)(b)	2,063	1,291,459
Mimecast Ltd.(a)	15,731	873,857
Mitek Systems Inc.(a)	11,484	253,911
Model N Inc.(a)	8,230	266,405
Momentive Global Inc.(a)	32,593	684,453
nCino Inc.(a)(b)	3,927	249,639
New Relic Inc.(a)	14,502	1,001,798
Nutanix Inc., Class A(a)	26,069	939,005
Olo Inc., Class A(a)(b)	5,529	193,902
ON24 Inc.(a)(b)	2,367	86,443
OneSpan Inc.(a)	8,983	221,611
Pagerduty Inc.(a)(b)	15,389	624,640
Ping Identity Holding Corp.(a)	9,846	217,301
Progress Software Corp.	6,761	308,234
PROS Holdings Inc.(a)(b)	10,520	456,778
Q2 Holdings Inc.(a)(b)	13,937	1,439,831
QAD Inc., Class A	3,155	273,696
Qualtrics International Inc., Class A(a)	15,142	631,876
Qualys Inc.(a)	8,947	908,657
Rapid7 Inc.(a)(b)	14,532	1,653,015
Rimini Street Inc.(a)	5,495	47,752
Riot Blockchain Inc.(a)(b)	22,377	737,322

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
SailPoint Technologies Holdings Inc.(a)	24,605	$1,230,004
SEMrush Holdings Inc., Class A(a)(b)	2,858	57,131
SharpSpring Inc.(a)	2,961	50,307
ShotSpotter Inc.(a)	2,231	101,957
Smith Micro Software Inc.(a)(b)	11,667	66,035
Sprout Social Inc., Class A(a)	7,601	675,273
SPS Commerce Inc.(a)	9,571	1,042,760
Sumo Logic Inc.(a)	4,073	84,107
Telos Corp.(a)(b)	6,593	184,736
Tenable Holdings Inc.(a)	18,242	780,758
Teradata Corp.(a)	29,152	1,447,688
Upland Software Inc.(a)	6,874	247,464
Varonis Systems Inc.(a)(b)	28,064	1,717,517
Verint Systems Inc.(a)	8,746	373,192
Veritone Inc.(a)(b)	7,158	148,027
Viant Technology Inc., Class A(a)	3,093	53,478
VirnetX Holding Corp.(a)	7,595	31,140
Vonage Holdings Corp.(a)	43,808	624,702
Workiva Inc., Class A(a)(b)	11,167	1,449,142
Xperi Holding Corp.	13,427	278,879
Yext Inc.(a)	26,566	346,155
Zix Corp.(a)	7,222	53,515
Zuora Inc., Class A(a)(b)	28,272	488,823
		52,770,922
Specialty Retail — 1.4%
Abercrombie & Fitch Co., Class A(a)	9,366	354,129
America’s Car-Mart Inc./TX(a)	798	126,882
Arko Corp.(a)(b)	6,773	56,216
Asbury Automotive Group Inc.(a)	3,018	620,078
Blink Charging Co.(a)(b)	8,181	282,490
Boot Barn Holdings Inc.(a)	7,816	675,459
Camping World Holdings Inc., Class A	5,466	215,142
Citi Trends Inc.(a)	2,509	200,093
Container Store Group Inc. (The)(a)	2,120	22,302
GrowGeneration Corp.(a)(b)	13,534	550,428
Guess? Inc.	5,285	117,961
Haverty Furniture Companies Inc.	1,966	70,756
JOANN Inc.(b)	1,971	30,472
Lazydays Holdings Inc.(a)(b)	1,027	21,434
Leslie’s Inc.(a)(b)	24,742	602,468
LMP Automotive Holdings Inc.(a)(b)	1,501	24,571
Lumber Liquidators Holdings Inc.(a)(b)	4,565	87,100
MarineMax Inc.(a)	3,236	174,064
Monro Inc.	6,218	360,644
National Vision Holdings Inc.(a)	21,654	1,168,883
OneWater Marine Inc., Class A	1,393	65,443
Petco Health & Wellness Co. Inc.(a)(b)	19,195	395,993
Sportsman’s Warehouse Holdings Inc.(a)	5,833	103,069
Vroom Inc.(a)(b)	9,274	343,509
Winmark Corp.	292	61,559
Zumiez Inc.(a)	2,609	113,883
		6,845,028
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)(b)	33,181	913,805
Boxlight Corp., Class A(a)(b)	5,750	11,040
Corsair Gaming Inc.(a)	3,369	98,341
Immersion Corp.(a)	2,931	22,158
Pure Storage Inc., Class A(a)	66,427	1,296,655
Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Turtle Beach Corp.(a)	2,726	$84,234
		2,426,233
Textiles, Apparel & Luxury Goods — 1.6%
Carter’s Inc.	7,436	726,795
Columbia Sportswear Co.	8,081	805,029
Crocs Inc.(a)	17,364	2,358,205
Lakeland Industries Inc.(a)(b)	772	20,813
Levi Strauss & Co., Class A	22,057	607,009
Oxford Industries Inc.	2,047	177,946
PLBY Group Inc.(a)	5,419	152,707
Ralph Lauren Corp.	6,603	749,573
Rocky Brands Inc.	943	51,299
Skechers U.S.A. Inc., Class A(a)	22,844	1,226,266
Steven Madden Ltd.	9,149	401,001
Unifi Inc.(a)	1,706	40,244
Wolverine World Wide Inc.	22,132	742,307
		8,059,194
Thrifts & Mortgage Finance — 0.7%
Axos Financial Inc.(a)	5,170	247,385
Columbia Financial Inc.(a)(b)	13,023	234,935
Kearny Financial Corp./MD	10,810	130,044
loanDepot Inc., Class A	707	7,332
Merchants Bancorp./IN	3,025	110,836
Meridian Bancorp. Inc.	8,504	162,511
Meta Financial Group Inc.	7,556	375,533
Mr Cooper Group Inc.(a)	8,322	309,412
NMI Holdings Inc., Class A(a)	10,931	240,701
Premier Financial Corp.	6,169	165,206
Radian Group Inc.	22,492	507,869
TFS Financial Corp.	5,730	111,620
Walker & Dunlop Inc.	3,828	396,121
Waterstone Financial Inc.	1,849	36,481
WSFS Financial Corp.	6,910	302,520
		3,338,506
Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	43,323	139,067
Turning Point Brands Inc.	3,171	168,126
Vector Group Ltd.	14,005	187,107
		494,300
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies Inc.	3,848	345,166
Beacon Roofing Supply Inc.(a)(b)	5,974	319,490
BlueLinx Holdings Inc.(a)	1,638	70,368
Custom Truck One Source Inc.(a)(b)	3,927	30,591
DXP Enterprises Inc./TX(a)	2,708	88,416
GATX Corp.	4,328	399,258
Global Industrial Co.	4,251	168,000
H&E Equipment Services Inc.	4,003	136,222
Herc Holdings Inc.(a)	4,424	548,753
McGrath RentCorp.	2,537	198,952
Rush Enterprises Inc., Class A	4,066	191,061
Titan Machinery Inc.(a)	2,599	74,149
		2,570,426
Water Utilities — 0.3%
American States Water Co.	5,638	497,948
California Water Service Group	8,005	501,754
Middlesex Water Co.	2,419	246,109

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities (continued)
SJW Group	4,000	$275,720
		1,521,531
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)	6,693	69,406
Shenandoah Telecommunications Co.	13,257	699,837
		769,243
Total Common Stocks — 99.8%
(Cost: $485,050,111)		490,017,538
Preferred Stocks

Industrial Conglomerates — 0.0%
Meta Materials Inc., 0.00%	17,900	20,764
Total Preferred Stocks — 0.0%
(Cost: $17,319)		20,764

Short-Term Investments

Money Market Funds — 14.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(f)(g)(h)	69,682,924	69,717,766
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	800,000	800,000
		70,517,766
Total Short-Term Investments — 14.4%
(Cost: $70,500,955)		70,517,766
Total Investments in Securities — 114.2%
(Cost: $555,568,385)		560,556,068
Other Assets, Less Liabilities — (14.2)%		(69,615,409)
Net Assets — 100.0%		$490,940,659

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Rounds to less than $1.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$78,109,325	$—	$(8,389,424	)(a)	$(3,255)	$1,120	$69,717,766	69,682,924	$72,010	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	—	(160,000	)(a)	—	—	800,000	800,000	12		—
					$(3,255)	$1,120	$70,517,766		$72,022		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Growth ETF
July 31, 2021

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 E-Mini Index	6	09/17/21	$667	$4,778
S&P Select Sector Technology E-Mini Index	1	09/17/21	154	198
				$4,976

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$490,017,538	$—	$0	(a)	$490,017,538
Preferred Stocks	—	20,764	—		20,764
Money Market Funds	70,517,766	—	—		70,517,766
	$560,535,304	$20,764	$0	(a)	$560,556,068
Derivative financial instruments(b)
Assets
Futures Contracts	$4,976	$—	$—		$4,976

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust